Goodwill and Intangible Assets - Summary of Changes to Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Goodwill, Beginning balance	$ 2,300,772	$ 2,268,441
Goodwill added through acquisitions	63,207	31,694
Measurement period adjustments	237	540
Foreign currency adjustments	(332)	97
Goodwill, Ending balance	2,363,884	2,300,772
Pharmacy Solutions
Goodwill [Line Items]
Goodwill, Beginning balance	833,989	821,406
Goodwill added through acquisitions	7,063	12,583
Goodwill, Ending balance	841,052	833,989
Provider Services
Goodwill [Line Items]
Goodwill, Beginning balance	1,466,783	1,447,035
Goodwill added through acquisitions	56,144	19,111
Measurement period adjustments	237	540
Foreign currency adjustments	(332)	97
Goodwill, Ending balance	$ 1,522,832	$ 1,466,783